Trade and other payables - Summary of trade and other payables, amounts falling due after more than one year (Detail) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Trade and other non-current payables [abstract]
Payments due to vendors (earnout agreements)	£ 133.1	£ 111.1
Liabilities in respect of put option agreements with vendors	329.5	333.1
Fair value of derivatives	64.2	47.2
Other creditors and accruals	113.9	128.5
Trade and other payables	£ 640.7	£ 619.9